PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE

As of December 31, 2025 and 2024, property, equipment and software consist of:

	December 31,
	2025	2024
Office buildings	$3,997,682	$3,831,577
Electronic equipment, furniture and fixtures	3,925,955	2,966,868
Media display equipment	943,864	904,646
Purchased software	9,355,192	8,149,803
Motor vehicle	11,770	-
	18,234,463	15,852,894
Less: accumulated depreciation	(12,564,247)	(10,298,566)
Property, equipment and software, net	$5,670,216	$5,554,328